NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2011
NET INVESTMENT IN DIRECT FINANCING LEASES
14.	NET INVESTMENT IN DIRECT FINANCING LEASES

The Group operates as a lessor in direct financing lease agreements for medical equipment, with hospitals and other companies that engage in ongoing cooperation agreements with hospitals. These leases have remaining terms ranging generally from three to five years. Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Total minimum lease payments to be received	105,351	179,122	28,460
Initial direct cost	-	1,758	279
	105,351	180,880	28,739

Unearned income	(19,497)	(33,797)	(5,370)

Net investment in direct finance leases	85,854	147,083	23,369

Current	19,498	49,821	7,916
Non-current	66,356	97,262	15,453

Total	85,854	147,083	23,369

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$

2012	52,762	8,384
2013	39,168	6,223
2014	39,129	6,217
2015	28,971	4,603
2016	13,200	2,097
2017 and thereafter	7,650	1,215

Total	180,880	28,739